SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 1,127	$ 739
Charges to expenses	1,263	601
Write off	(389)	(227)
Foreign currency translation adjustments	(103)	14
Balance at end of the year	$ 1,898	$ 1,127